Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 855	$ 5,836
Restricted cash	834	850
Short-term deposits	92,672	98,694
Prepaid expenses and other receivables	1,698	1,097
Total current assets	96,059	106,477
LONG-TERM ASSETS:
Long term prepaid expenses	441	391
Property and equipment, net	7,549	7,471
Right-of-use asset	7,157	5,810
Total long-term assets	15,147	13,672
Total assets	111,206	120,149
CURRENT LIABILITIES:
Trade payables	1,789	1,423
Other payables and accrued expenses	2,781	2,246
Current maturities of operating lease liabilities	846	669
Total current liabilities	5,416	4,338
LONG-TERM LIABILITIES:
Warrants liability	7,794	5,630
Operating lease liabilities	5,433	4,524
Total long-term liabilities	13,227	10,154
Total liabilities	18,643	14,492
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value per share – Authorized: 362,116,800 shares as of December 31, 2022 and June 30, 2023; Issued and outstanding: 69,105,000 and 69,373,135 shares as of December 31, 2022 and June 30, 2023, respectively
Additional paid-in capital	196,045	192,259
Accumulated deficit	(103,482)	(86,602)
Total shareholders’ equity	92,563	105,657
Total liabilities and shareholders’ equity	$ 111,206	$ 120,149